Related Party Transactions (Details) - USD ($)					3 Months Ended		7 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 15, 2023	Dec. 31, 2022	Dec. 22, 2022	May 17, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Feb. 14, 2023	Apr. 25, 2022
Related Party Transactions (Details) [Line Items]
Cash		$ 88,277			$ 68,282				$ 68,282	$ 88,277	$ 88,277
Promissory note outstanding balance									300,000
Incurred expenses									59,270
Company borrowed					$ 175,000				$ 175,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Exceeds per share (in Dollars per share)		$ 10			$ 10.25				$ 10.25	$ 10	$ 10	$ 10.25
IPO [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Cover expenses													$ 300,000
Borrowed													$ 300,000
Promissory note outstanding balance	$ 300,000	$ 300,000								$ 300,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Cash				$ 25,000
Issuance shares (in Shares)			2,060,622	2,875,000
Consideration amount			$ 206
Issued and outstanding percentage				30.00%
Exceeds per share (in Dollars per share)				$ 12	$ 12				$ 12
Sponsor consideration			$ 206
Converted percentage									30.00%
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Share aggregate (in Shares)				643,777					643,777	643,777
Founder shares issuance (in Shares)									643,777
Administrative Support Agreement [Member] | Mehana Capital L L C [Member]
Related Party Transactions (Details) [Line Items]
Sponsor consideration										$ 10,000
Incurred expenses							$ 0		$ 75,000
Sponser [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares issuance (in Shares)			2,060,622
Related Party [Member] | IPO [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Borrowed amount					$ 300,000				300,000
Related Party [Member] | Administrative Support Agreement [Member] | Mehana Capital L L C [Member]
Related Party Transactions (Details) [Line Items]
Service cost per month					10,000				10,000
Incurred expenses					30,000	$ 0			10,000		$ 0
Affiliate Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Conversion of stock		$ 1,500,000			$ 1,500,000				$ 1,500,000	$ 1,500,000	$ 1,500,000
Price per unit (in Dollars per share)		$ 10			$ 10				$ 10	$ 10	$ 10